SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Power Trans Engineering Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	$ 1,181		$ 1,000		$ 115
Sundry income	[1]	22		21		24
Purchases	[1]	724		531		630
Expenses	[1]	25		25		16
Spare Parts Zone Australia Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	554		289		511
Sundry income	[2]					1
Branded Filters Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	658		633		1,352
Sundry income	[2]		[3]			4
Purchases	[2]	99		490
Expenses	[2]			8
Jurong Barrels And Drums Industries Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[4]		[3]		[3]	1
Purchases	[4]		[3]	1		1
Expenses	[4]					1
Auto Saver Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	231		243		227
Sundry income	[1]			4		1
Purchases	[1]					2
Expenses	[1]	310		332		318
PT Heavy Machindo Diesel [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	644		882		514
Sundry income	[2]				[3]
Purchases	[2]	1,334		1,293		577
Expenses	[2]
Oceania Power And Solutions Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	69		179		49
Sundry income	[2]	25		25		25
Purchases	[2]	62		176		30
Expenses	[2]			2
Soon Aik Global Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]		[3]		[3]	1
Expenses	[1]	150		151		196
EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
Expenses	[4]	549		545		530
Fleetzone Autoparts M Sdn Bhd [Member]
Related Party Transaction [Line Items]
Expenses	[1]	28		22		24
N United Pte Ltd [Member]
Related Party Transaction [Line Items]
Expenses	[2]	$ 12

[1]	Soon Aik, the parent entity of the Company and is also the parent entity of Power Trans Engineering Pte Ltd, Auto Saver Pte Ltd and Fleetzone Autoparts (M) Sdn Bhd.
[2]	CE Neo is the sole owner of Soon Aik Holdings Pte Ltd (“SA Holdings”) and N-United Pte Ltd (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia.
[3]	These are related to the figures which are immaterial.
[4]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte Ltd, which in turn is the parent entity of EU Group Pte Ltd and Jurong Barrels & Drums Industries Pte Ltd.